Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Provision for credit losses
Exchange rate and other		$ 1		$ 1
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 343	230	$ 272	194
Provision for credit losses
Originations	12	11	32	31
Maturities	(13)	(10)	(34)	(27)
Changes in risk, parameters and exposures	35	45	170	118
Write-offs	(31)	(27)	(91)	(67)
Recoveries	6	3	14	9
Exchange rate and other	(7)	(6)	(18)	(12)
Balance at end of period	345	246	345	246
Retail [member] | Small business [member] | Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	98	74	80	70
Provision for credit losses
Transfers to Stage 1	14	15	37	27
Transfers to Stage 2	(6)	(5)	(17)	(14)
Transfers to Stage 3	0		(1)
Originations	12	11	32	31
Maturities	(6)	(5)	(16)	(12)
Changes in risk, parameters and exposures	(16)	(10)	(22)	(23)
Exchange rate and other	0		3	1
Balance at end of period	96	80	96	80
Retail [member] | Small business [member] | Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	114	78	86	66
Provision for credit losses
Transfers to Stage 1	(14)	(15)	(37)	(27)
Transfers to Stage 2	6	5	17	14
Transfers to Stage 3	(4)	(1)	(10)	(6)
Maturities	(7)	(5)	(18)	(15)
Changes in risk, parameters and exposures	16	14	73	44
Exchange rate and other	2	1	2	1
Balance at end of period	113	77	113	77
Retail [member] | Small business [member] | Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	131	78	106	58
Provision for credit losses
Transfers to Stage 3	4	1	11	6
Changes in risk, parameters and exposures	35	41	119	97
Write-offs	(31)	(27)	(91)	(67)
Recoveries	6	3	14	9
Exchange rate and other	(9)	(7)	(23)	(14)
Balance at end of period	$ 136	$ 89	$ 136	$ 89